Employee Benefit Plan	12 Months Ended
Dec. 31, 2024
Employee Benefit Plan [Abstract]
Employee Benefit Plan
16.	Employee Benefit Plan

The Company has a 401(k) retirement plan available to all eligible employees. During the years ended December 31, 2024 and 2023, the Company made $110 and $136 in matching contributions, respectively, to the plan.